R&D Expense	12 Months Ended
Dec. 31, 2016
Research and Development [Abstract]
R&D Expense

NOTE 2 – R&D EXPENSE

From 2010 through 2014, the Company had an in-house design team in China to develop certain of its products, including its ruggedized line of xTreme products. However, in 2014, the design team was phased out and shut down after all of its internal development projects were completed. R&D expense in 2014 was $588,000 and there were no R&D expenses during 2015 or 2016.